Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current financial assets	€ 6,393	€ 7,771
Other non-current assets	716	396
Contractual assets (Note 20)	108	0
Deferred expenses (Note 20)	191	0
Prepayments	417	396
Total	7,109	8,167
Investments
Disclosure of financial assets [line items]
Non-current financial assets	573	650	€ 825
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets	1,050	1,183	1,177
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	1,624	2,625	1,938
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	488	638	593
Derivative instruments
Disclosure of financial assets [line items]
Non-current financial assets	2,776	2,812
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	€ (118)	€ (137)	€ (154)